Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.85741%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,242,998.75

Principal:
Principal Collections	$25,426,324.16
Prepayments in Full	$10,459,120.21
Liquidation Proceeds	$459,000.53
Recoveries	$132,220.03
Sub Total	$36,476,664.93
Collections	$38,719,663.68

Purchase Amounts:
Purchase Amounts Related to Principal	$60,036.91
Purchase Amounts Related to Interest	$234.71
Sub Total	$60,271.62

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,779,935.30

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,779,935.30
Servicing Fee	$620,287.22	$620,287.22	$0.00	$0.00	$38,159,648.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,159,648.08
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$38,159,648.08
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$38,159,648.08
Interest - Class A-3 Notes	$1,524,597.78	$1,524,597.78	$0.00	$0.00	$36,635,050.30
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$36,033,836.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,033,836.80
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$35,835,277.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,835,277.55
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$35,697,948.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,697,948.05
Regular Principal Payment	$33,039,987.53	$33,039,987.53	$0.00	$0.00	$2,657,960.52
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,657,960.52
Residual Released to Depositor	$0.00	$2,657,960.52	$0.00	$0.00	$0.00
Total		$38,779,935.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,039,987.53
Total					$33,039,987.53

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,039,987.53	$63.66	$1,524,597.78	$2.94	$34,564,585.31	$66.60
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$33,039,987.53	$20.93	$2,461,700.03	$1.56	$35,501,687.56	$22.49

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$408,374,404.58	0.7867879	$375,334,417.05	0.7231320
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$644,494,404.58	0.4081817	$611,454,417.05	0.3872563

Pool Information
Weighted Average APR	3.475%	3.489%
Weighted Average Remaining Term	36.93	36.21
Number of Receivables Outstanding	33,732	32,819
Pool Balance	$744,344,664.75	$707,326,502.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$682,501,683.69	$648,906,423.72
Pool Factor	0.4264845	0.4052743

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$58,420,078.55
Targeted Overcollateralization Amount	$95,872,085.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,872,085.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$613,680.67
(Recoveries)		57	$132,220.03
Net Loss for Current Collection Period			$481,460.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7762%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3684%
Second Prior Collection Period			0.6301%
Prior Collection Period			0.3521%
Current Collection Period			0.7960%
Four Month Average (Current and Prior Three Collection Periods)			0.5367%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,540	$8,677,597.00
(Cumulative Recoveries)			$1,025,208.57
Cumulative Net Loss for All Collection Periods			$7,652,388.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4385%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,634.80
Average Net Loss for Receivables that have experienced a Realized Loss			$4,969.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.50%	341	$10,592,575.76
61-90 Days Delinquent	0.23%	48	$1,613,720.95
91-120 Days Delinquent	0.07%	12	$464,550.63
Over 120 Days Delinquent	0.12%	24	$831,671.35
Total Delinquent Receivables	1.91%	425	$13,502,518.69

Repossession Inventory:
Repossessed in the Current Collection Period		23	$864,359.75
Total Repossessed Inventory		35	$1,208,724.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2641%
Prior Collection Period			0.2461%
Current Collection Period			0.2559%
Three Month Average			0.2554%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4114%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	23

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	98	$3,037,436.83
2 Months Extended	181	$5,996,226.24
3+ Months Extended	30	$1,007,829.93

Total Receivables Extended	309	$10,041,493.00
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer